Average Annual Total Returns		12 Months Ended										60 Months Ended		100 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Archer Balanced Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.17%											7.05%		6.58%
Archer Balanced Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.83%											6.21%		5.75%
Archer Balanced Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.73%											5.24%		4.93%
Archer Balanced Fund | Dow Jones Moderate
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.25%											6.94%		7.20%
Archer Balanced Fund | Morningstar Moderate [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.20%											5.36%		6.05%
Archer Balanced Fund | Archer Balanced Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.17%	13.52%	(11.57%)	17.58%	6.18%	20.76%	(6.87%)	13.74%	7.51%	(2.20%)
Archer Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.90%											1.61%		2.09%
Archer Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	3.30%											0.33%		0.85%
Archer Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.88%											0.68%		1.05%
Archer Income Fund | Barclays Capital
Prospectus [Line Items]
Average Annual Return, Percent	[5]	1.24%											(0.33%)		1.35%
Archer Income Fund | Archer Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.90%	4.66%	(6.84%)	1.52%	4.29%	6.19%	0.35%	3.14%	4.32%	(0.96%)
Archer Stock Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.01%											11.65%		8.82%
Archer Stock Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	10.83%											10.51%		7.93%
Archer Stock Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	9.02%											9.17%		7.03%
Archer Stock Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	24.79%											14.51%		13.09%
Archer Stock Fund | Archer Stock Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	25.43%	(20.32%)	23.67%	24.21%	24.82%	(11.29%)	19.49%	0.87%	0.52%
Archer Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.93%											5.93%	6.39%
Archer Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	12.63%											4.74%	5.17%
Archer Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	8.22%											4.04%	4.45%
Archer Dividend Growth Fund | Morningstar Dividend Yield
Prospectus [Line Items]
Average Annual Return, Percent	[9]	13.26%											4.95%	4.20%
Archer Dividend Growth Fund | Archer Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.93%	0.73%	0.25%	25.41%	(7.58%)	17.89%	(5.92%)	9.86%
Archer Focus Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.96%										9.51%	9.46%
Archer Focus Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	11.11%										7.39%	7.32%
Archer Focus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	9.77%										6.71%	6.65%
Archer Focus Fund | Dow Jones Industrial Average
Prospectus [Line Items]
Average Annual Return, Percent	[11]	14.86%										10.59%	10.54%
Archer Focus Fund | Archer Focus Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.96%	14.14%	(9.37%)	19.99%	10.11%
Archer Multi Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent		21.82%										10.47%	10.46%
Archer Multi Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	20.45%										9.70%	9.68%
Archer Multi Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	13.29%										8.10%	8.08%
Archer Multi Cap Fund | S&P 400 Midcap Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]	13.77%										10.31%	10.29%
Archer Multi Cap Fund | Archer Multi Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent		21.82%	25.13%	(20.23%)	16.58%	16.00%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Dow Jones Moderate Portfolio is a member of the Dow Jones Relative Risk Indexes that measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Investors can identify an appropriate benchmark as the index that has the most similar historic risk characteristics.
[3]	The Morningstar Moderate Target Risk Index is a member of the Morningstar Target Risk Series that spans the risk spectrum from conservative to aggressive. The indexes can serve as benchmarks to help with target-risk mutual fund selection and evaluation by offering an objective yardstick for performance comparison. Morningstar indexes cover a global set of stocks, bonds, and commodities and are specifically designed to be seamless, investable building blocks that deliver pure asset-class exposure.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Barclay's Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. The U.S. Aggregate Index was created in 1986.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Morningstar® Dividend Yield Focus IndexSM offers exposure to high quality U.S.-domiciled companies that have had strong financial health and an ability to sustain above average dividend payouts. Underlying Index constituents are drawn from the pool of stocks issued by U.S.-domiciled companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities, or The NASDAQ Stock Market.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[11]	The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials. The 30 stocks are chosen by the editors of the Wall Street Journal (which is published by Dow Jones & Company), a practice that dates back to the beginning of the nineteenth century. The Dow is computed using a price-weighted indexing system, rather than the more common market cap-weighted indexing system.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[13]	The Standard & Poor's 400 Index ("S&P 400") is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is composed of 400 medium capitalization domestic common stocks and is representative of a broader market range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.